Quarterly Holdings Report
for
Fidelity® Select Portfolios®
Medical Technology and Devices Portfolio
May 31, 2025
MES-NPRT1-0725
1.802181.121
Common Stocks - 96.3%
	Shares	Value ($)
FRANCE - 0.8%
Health Care - 0.8%
Health Care Technology - 0.0%
DNA Script SAS (b)(c)(d)	4,668	143,002
DNA Script SAS (b)(c)(d)	1,220	37,318
		180,320
Life Sciences Tools & Services - 0.8%
Sartorius Stedim Biotech	170,000	37,447,141
TOTAL FRANCE		37,627,461
JAPAN - 0.3%
Health Care - 0.3%
Health Care Equipment & Supplies - 0.3%
Asahi Intecc Co Ltd	1,000,000	15,591,230
UNITED STATES - 95.2%
Financials - 0.0%
Financial Services - 0.0%
Saluda Medical Inc warrants 1/20/2027 (b)(c)(d)	235,185	265,759
Health Care - 95.2%
Biotechnology - 5.0%
Exact Sciences Corp (c)	2,280,000	128,318,400
Natera Inc (c)	220,000	34,700,600
Veracyte Inc (c)	2,230,000	59,340,300
		222,359,300
Health Care Equipment & Supplies - 63.6%
Abbott Laboratories	1,850,000	247,123,000
Alcon AG (United States)	1,000,000	85,940,000
Align Technology Inc (c)	100,000	18,094,000
Boston Scientific Corp (c)	6,080,000	639,980,800
Ceribell Inc	500,000	8,405,000
Cooper Cos Inc/The (c)	750,000	51,210,000
Edwards Lifesciences Corp (c)	1,540,000	120,458,800
GE HealthCare Technologies Inc	100,000	7,054,000
Glaukos Corp (c)	800,000	75,432,000
Globus Medical Inc Class A (c)	670,000	39,650,600
ICU Medical Inc (c)	280,000	37,760,800
IDEXX Laboratories Inc (c)	60,000	30,801,600
Inspire Medical Systems Inc (c)(e)	535,000	73,937,000
Insulet Corp (c)	670,000	217,770,100
Intuitive Surgical Inc (c)	650,000	359,021,000
Kestra Medical Technologies Ltd	800,000	18,016,000
Masimo Corp (c)(e)	1,320,000	214,500,000
Merit Medical Systems Inc (c)	95,000	9,027,850
Outset Medical Inc (c)	232,500	4,085,025
Penumbra Inc (c)	819,752	218,849,191
PROCEPT BioRobotics Corp (c)(e)	1,000,000	58,000,000
Stryker Corp	825,000	315,678,000
		2,850,794,766
Health Care Providers & Services - 1.7%
Hinge Health Inc (c)	200,000	7,768,000
LifeStance Health Group Inc (c)	4,500,000	26,730,000
Privia Health Group Inc (c)	1,800,000	40,968,000
		75,466,000
Health Care Technology - 6.5%
Doximity Inc Class A (c)	1,000,000	52,090,000
Phreesia Inc (c)	1,500,000	36,735,000
Prognomiq Inc (b)(c)	445,310	111,328
Veeva Systems Inc Class A (c)	670,000	187,399,000
Waystar Holding Corp (c)	370,000	14,792,600
		291,127,928
Life Sciences Tools & Services - 18.4%
10X Genomics Inc Class A (c)	280,000	2,668,400
10X Genomics Inc Class B (c)(f)	392,772	3,743,117
Bruker Corp	540,000	19,818,000
Danaher Corp	2,500,000	474,750,000
IQVIA Holdings Inc (c)	400,000	56,132,000
Thermo Fisher Scientific Inc	550,000	221,551,000
West Pharmaceutical Services Inc	208,000	43,856,800
		822,519,317
TOTAL HEALTH CARE		4,262,267,311

TOTAL UNITED STATES		4,262,533,070
TOTAL COMMON STOCKS (Cost $2,315,108,087)		4,315,751,761

Convertible Corporate Bonds - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Health Care - 0.0%
Pharmaceuticals - 0.0%
Galvanize Therapeutics 6% 2/28/2027 (b)(d) (Cost $2,433,799)	2,433,800	2,923,481

Convertible Preferred Stocks - 3.0%
	Shares	Value ($)
CANADA - 0.4%
Health Care - 0.4%
Health Care Equipment & Supplies - 0.4%
Kardium Inc/CA Series D-6 (b)(c)(d)	13,783,189	14,748,012
CHINA - 0.0%
Health Care - 0.0%
Health Care Providers & Services - 0.0%
dMed Biopharmaceutical Co Ltd Series C (b)(c)(d)	268,502	2,150,700
FRANCE - 0.1%
Health Care - 0.1%
Health Care Technology - 0.1%
DNA Script SAS Series B (b)(c)(d)	59	2,185
DNA Script SAS Series C (b)(c)(d)	28,249	6,552,990

TOTAL FRANCE		6,555,175
UNITED STATES - 2.5%
Consumer Discretionary - 0.4%
Textiles, Apparel & Luxury Goods - 0.4%
Freenome Holdings Inc Series C (b)(c)(d)	2,268,156	10,274,747
Freenome Holdings Inc Series D (b)(c)(d)	1,325,855	6,509,948
		16,784,695
Financials - 0.3%
Financial Services - 0.3%
Saluda Medical Inc Series D (b)(c)(d)	1,567,904	12,417,800
Health Care - 1.7%
Biotechnology - 0.9%
Asimov Inc Series B (b)(c)(d)	97,985	2,527,033
Caris Life Sciences Inc Series D (b)(c)(d)	2,803,935	22,375,402
Element Biosciences Inc Series B (b)(c)(d)	2,385,223	13,452,658
ElevateBio LLC Series C (b)(c)(d)	214,700	422,959
		38,778,052
Health Care Providers & Services - 0.3%
Conformal Medical Inc Series C (b)(c)(d)	2,605,625	10,422,500
Conformal Medical Inc Series D (b)(c)(d)	525,299	2,447,893
		12,870,393
Health Care Technology - 0.5%
Aledade Inc Series B1 (b)(c)(d)	175,232	6,204,966
Aledade Inc Series E1 (b)(c)(d)	58,567	2,073,857
Omada Health Inc Series E (c)(d)	727,646	13,825,274
		22,104,097
Pharmaceuticals - 0.0%
Galvanize Therapeutics Series B (b)(c)(d)	3,641,139	1,165,164
TOTAL HEALTH CARE		74,917,706

Materials - 0.1%
Chemicals - 0.1%
Manus Bio Inc Series One-5 (b)(d)	1,716,040	5,216,761
TOTAL UNITED STATES		109,336,962
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $191,870,165)		132,790,849

Preferred Securities - 0.6%
	Principal Amount (a)	Value ($)
CANADA - 0.5%
Health Care - 0.5%
Health Care Equipment & Supplies - 0.5%
Kardium Inc/CA 0% (b)(d)(g)	19,551,861	20,588,110
UNITED STATES - 0.1%
Health Care - 0.1%
Health Care Technology - 0.1%
HeartFlow Inc 0% (b)(d)(g)	6,955,700	7,219,321
TOTAL PREFERRED SECURITIES (Cost $26,507,561)		27,807,431

Money Market Funds - 0.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (h)	4.32	7,355,291	7,356,762
Fidelity Securities Lending Cash Central Fund (h)(i)	4.32	28,283,487	28,286,315
TOTAL MONEY MARKET FUNDS (Cost $35,643,077)			35,643,077

TOTAL INVESTMENT IN SECURITIES - 100.7% (Cost $2,571,562,689)	4,514,916,599
NET OTHER ASSETS (LIABILITIES) - (0.7)%	(32,779,587)
NET ASSETS - 100.0%	4,482,137,012

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Level 3 security
(c)	Non-income producing
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $163,967,840 or 3.7% of net assets.

(e)	Security or a portion of the security is on loan at period end.
(f)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,743,117 or 0.1% of net assets.

(g)	Security is perpetual in nature with no stated maturity date.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Aledade Inc Series B1	5/07/21	6,709,756

Aledade Inc Series E1	5/20/22	2,917,480

Asimov Inc Series B	10/29/21	9,081,318

Caris Life Sciences Inc Series D	5/11/21	22,711,874

Conformal Medical Inc Series C	7/24/20	9,554,996

Conformal Medical Inc Series D	5/26/23	2,668,340

dMed Biopharmaceutical Co Ltd Series C	12/01/20	3,813,574

DNA Script SAS	12/17/21	3,737,869

DNA Script SAS	12/17/21	976,907

DNA Script SAS Series B	12/17/21	47,244

DNA Script SAS Series C	10/01/21	24,572,393

Element Biosciences Inc Series B	12/13/19	12,500,000

ElevateBio LLC Series C	3/09/21	900,667

Freenome Holdings Inc Series C	8/14/20	14,999,996

Freenome Holdings Inc Series D	11/22/21	9,999,996

Galvanize Therapeutics 6% 2/28/2027	2/28/24	2,433,800

Galvanize Therapeutics Series B	3/29/22	6,303,849

HeartFlow Inc 0%	3/26/25	6,955,700

Kardium Inc/CA 0%	12/30/20	19,551,861

Kardium Inc/CA Series D-6	12/30/20	14,001,515

Manus Bio Inc Series One-5	11/13/20	18,000,001

Omada Health Inc Series E	12/22/21	13,087,156

Saluda Medical Inc Series D	1/20/22	20,000,011

Saluda Medical Inc warrants 1/20/2027	1/20/22	0

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	26,564,630	302,827,166	322,035,034	697,688	-	-	7,356,762	7,355,291	0.0%
Fidelity Securities Lending Cash Central Fund	25,853,699	137,318,256	134,885,640	24,811	-	-	28,286,315	28,283,487	0.1%
Total	52,418,329	440,145,422	456,920,674	722,499	-	-	35,643,077

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) and Shares end of period columns means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Outset Medical Inc	2,507,222	28,613	-	-	(401)	1,549,591	-	-
Total	2,507,222	28,613	-	-	(401)	1,549,591	-

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Convertible Corporate Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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